Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Effects of offsetting in the balance sheet
Gross amounts	$ 135,820	$ 149,468
Amounts offset	(104,160)	(104,151)
Net amounts reported on the balance sheet	31,660	45,317
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,344)	(24,679)
Cash collateral	(3,526)	(6,372)
Financial instrument collateral	(11,915)	(8,896)
Net amount	2,875	5,370
Effects of offsetting in the balance sheet
Gross amounts	178,072	207,329
Amounts offset	(104,160)	(104,151)
Net amounts reported on the balance sheet	73,912	103,178
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,364)	(24,671)
Cash collateral	(4,359)	(6,021)
Financial instrument collateral	(27,206)	(43,806)
Net amount	28,983	28,680
Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	3,525	6,371
Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,359	6,021
Stock borrowing arrangements	0	1
Futures margin	176	194
Collateral received
Effects of offsetting in the balance sheet
Gross amounts	5,131	6,096
Amounts offset	(5,127)	(5,737)
Net amounts reported on the balance sheet	4	359
Amounts subject to enforceable netting arrangements but not offset
Net amount	4	359
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	95,461	104,644
Amounts offset	(73,732)	(69,739)
Net amounts reported on the balance sheet	21,729	34,905
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,364)	(24,671)
Cash collateral	(4,340)	(5,998)
Financial instrument collateral	(2,166)	(2,572)
Net amount	1,859	1,664
Financial liabilities not subject to offsetting	2,918	4,663
Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	25,059	41,257
Net amounts reported on the balance sheet	25,059	41,257
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(19)	(23)
Financial instrument collateral	(25,040)	(41,234)
Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	52,421	55,332
Amounts offset	(25,301)	(28,675)
Net amounts reported on the balance sheet	27,120	26,657
Amounts subject to enforceable netting arrangements but not offset
Net amount	27,120	26,657
Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	11,162	9,577
Amounts offset	(11,107)	(9,564)
Net amounts reported on the balance sheet	55	13
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral		(1)
Net amount	55	12
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	87,261	102,164
Amounts offset	(67,752)	(65,912)
Net amounts reported on the balance sheet	19,509	36,252
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,344)	(24,679)
Cash collateral	(3,417)	(6,259)
Financial instrument collateral	(53)	(57)
Net amount	2,695	5,257
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,834	5,031
Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	12,054	8,988
Net amounts reported on the balance sheet	12,054	8,988
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(109)	(113)
Financial instrument collateral	(11,862)	(8,838)
Net amount	83	37
Loans
Effects of offsetting in the balance sheet
Gross amounts	25,343	28,739
Amounts offset	(25,301)	(28,675)
Net amounts reported on the balance sheet	42	64
Amounts subject to enforceable netting arrangements but not offset
Net amount	42	64
Parent Entity
Effects of offsetting in the balance sheet
Gross amounts	135,487	149,318
Amounts offset	(104,160)	(104,151)
Net amounts reported on the balance sheet	31,327	45,167
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,334)	(24,604)
Cash collateral	(3,244)	(6,300)
Financial instrument collateral	(11,874)	(8,896)
Net amount	2,875	5,367
Effects of offsetting in the balance sheet
Gross amounts	173,261	203,732
Amounts offset	(104,160)	(104,151)
Net amounts reported on the balance sheet	69,101	99,581
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,334)	(24,604)
Cash collateral	(4,329)	(5,984)
Financial instrument collateral	(22,462)	(40,313)
Net amount	28,976	28,680
Parent Entity | Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	3,243	6,299
Parent Entity | Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,329	5,984
Stock borrowing arrangements	0	1
Futures margin	176	194
Parent Entity | Collateral received
Effects of offsetting in the balance sheet
Gross amounts	5,131	6,096
Amounts offset	(5,127)	(5,737)
Net amounts reported on the balance sheet	4	359
Amounts subject to enforceable netting arrangements but not offset
Net amount	4	359
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	95,394	104,540
Amounts offset	(73,732)	(69,739)
Net amounts reported on the balance sheet	21,662	34,801
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,334)	(24,604)
Cash collateral	(4,310)	(5,961)
Financial instrument collateral	(2,166)	(2,572)
Net amount	1,852	1,664
Financial liabilities not subject to offsetting	2,912	4,657
Parent Entity | Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	20,315	37,764
Net amounts reported on the balance sheet	20,315	37,764
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(19)	(23)
Financial instrument collateral	(20,296)	(37,741)
Parent Entity | Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	52,421	55,332
Amounts offset	(25,301)	(28,675)
Net amounts reported on the balance sheet	27,120	26,657
Amounts subject to enforceable netting arrangements but not offset
Net amount	27,120	26,657
Parent Entity | Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	11,162	9,577
Amounts offset	(11,107)	(9,564)
Net amounts reported on the balance sheet	55	13
Amounts subject to enforceable netting arrangements but not offset
Financial instrument collateral		(1)
Net amount	55	12
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	86,969	102,014
Amounts offset	(67,752)	(65,912)
Net amounts reported on the balance sheet	19,217	36,102
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(13,334)	(24,604)
Cash collateral	(3,135)	(6,187)
Financial instrument collateral	(53)	(57)
Net amount	2,695	5,254
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,821	5,025
Parent Entity | Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	12,013	8,988
Net amounts reported on the balance sheet	12,013	8,988
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(109)	(113)
Financial instrument collateral	(11,821)	(8,838)
Net amount	83	37
Parent Entity | Loans
Effects of offsetting in the balance sheet
Gross amounts	25,343	28,739
Amounts offset	(25,301)	(28,675)
Net amounts reported on the balance sheet	42	64
Amounts subject to enforceable netting arrangements but not offset
Net amount	$ 42	$ 64